Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2015
Registrant Name	Eaton Vance Growth Trust
Central Index Key	0000102816
Amendment Flag	false
Document Creation Date	Dec. 14, 2015
Document Effective Date	Dec. 15, 2015
Prospectus Date	Dec. 15, 2015
Eaton Vance Focused Global Opportunities Fund | Class I
Risk/Return:
Trading Symbol	EFGIX
Eaton Vance Focused International Opportunities Fund | Class I
Risk/Return:
Trading Symbol	EFIIX
Eaton Vance International Small-Cap Fund | Class A
Risk/Return:
Trading Symbol	EILAX
Eaton Vance International Small-Cap Fund | Class I
Risk/Return:
Trading Symbol	EILIX